15. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
Year Ending December 31,	Future Minimum Payments
RMB
2019	2,029
2020	2,982
2021	1,583
2022	-
2023	-
Total	6,594